Loans and financing (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Premiums costs	R$ 178,706	R$ 250,393
United States of America, Dollars | Exchangeable Senior Notes [Member]
IfrsStatementLineItems [Line Items]
Fair value of the derivative financial instrument	R$ 17,753	R$ 162,568